Income and Expenses on Financial Instruments - Schedule of Income and Expenses on Financial Instruments (Parenthetical) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Analysis of income and expense [abstract]
Impairment losses (gains) on financial assets	¥ 25,641	¥ 26,468	¥ 18,881
Provisions for credit losses on loan commitments	24	(1,836)	4,740
Write-offs	(742)	(690)	(615)
Provision for loss allowance	¥ 24,923	¥ 23,942	¥ 23,006